NEWBUILDINGS	12 Months Ended
Dec. 31, 2014
NEWBUILDINGS [Abstract]
NEWBUILDINGS

16.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest. Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2011	13,049
Installments and newbuilding supervision fees paid	12,936
Interest capitalized	928
Balance at December 31, 2012	26,913
Installments and newbuilding supervision fees paid	572
Interest capitalized	2,183
Balance at December 31, 2013	29,668
Installments and newbuilding supervision fees paid	42,130
Interest capitalized	411
Transfers to Vessels and Equipment	(56,740)
Balance at December 31, 2014	15,469

In April 2014, the Company agreed with Rongsheng shipyard to swap its two Suezmax newbuildings on order with two similar Suezmax vessels from the same shipyard at a lower contract price. Installments paid to date have been allocated to the new vessels.

On May 19, 2014, the Company took delivery of the first Suezmax newbuildings, Front Ull.